Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segments	Dec. 31, 2025 USD ($) segments	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information [Line Items]
Number of reportable segments (in segments) | segments	3	3
Depreciation and amortization	¥ 12,950	$ 1,852	¥ 8,893	¥ 7,116
Credit Solution Business [Member]
Segment Information [Line Items]
Depreciation and amortization	3,386		1,861	1,019
Insurance Brokerage Business [Member]
Segment Information [Line Items]
Depreciation and amortization	417		359	101
Other [Member]
Segment Information [Line Items]
Depreciation and amortization	¥ 577		¥ 968	¥ 1,506